Balance Sheets - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Current assets:
Cash and cash equivalents	$ 213,259	$ 41,249	$ 140,042
Prepaid expense	6,000	3,000
Total current assets	219,259	44,249	140,042
TOTAL ASSETS	219,259	44,249	140,042
Current liabilities:
Accounts payable	100	100	100
Accrued expenses	4,000	4,000	4,000
Total current liabilities and total liabilities	4,100	4,100	4,100
Stockholders' equity:
Preferred stock value	125	125	2,500
Common stock value	1,835	832	16,642
Additional paid-in capital	1,460,995	1,261,543	1,243,358
Accumulated deficit	(1,247,796)	(1,222,351)	(1,126,558)
Total stockholders' equity	215,159	40,149	135,942
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 219,259	$ 44,249	$ 140,042